INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

	As of December 31,
	2023	2022
Deferred Tax Asset
Accrued expenses	$214,000	$388,000
Inventory allowance	26,000	83,000
Other	—	7,000
Operating lease liability	627,000	1,122,000
Tax effect of NOL carryforward	78,427,000	76,089,000
Share-based compensation	1,909,000	1,348,000
Section 174 costs	547,000	355,000
Warranty reserve	5,000	5,000
Gross Deferred Tax Asset	81,755,000	79,397,000
Valuation allowance	(81,142,000)	(78,261,000)
Net Deferred Tax Asset	$613,000	$1,136,000
Operating lease right-of-use asset, net	(585,000)	(1,064,000)
Depreciation	(15,000)	(52,000)
Amortization	(13,000)	(20,000)
Net Deferred Tax Liability	$(613,000)	$(1,136,000)
Total	—	—

Schedule of effective income tax rate reconciliation

	2023	2022
Federal statutory rate	21.0%	21.0%
State statutory rate	2.7%	3.1%
Permanent tax differences	(5.9)%	(2.9)%
Deferred true-ups	(0.9)%	(3.3)%
Deferred rate change	—%	(1.4)%
Change in valuation allowance	(16.9)%	(16.5)%
Total	—%	—%